Quarterly Holdings Report
for
Fidelity Freedom® 2040 Fund
December 31, 2024
F40-NPRT3-0325
1.811349.120
Bond Funds - 13.6%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	20,770,179	200,639,934
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	1,751,966	12,911,989
Fidelity Series Emerging Markets Debt Fund (b)	17,855,983	141,062,268
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	4,909,446	41,975,765
Fidelity Series Floating Rate High Income Fund (b)	3,009,662	27,086,957
Fidelity Series High Income Fund (b)	17,716,716	152,540,924
Fidelity Series International Credit Fund (b)	1,226,760	10,120,771
Fidelity Series International Developed Markets Bond Index Fund (b)	70,747,279	614,086,382
Fidelity Series Investment Grade Bond Fund (b)	134,356,448	1,327,441,704
Fidelity Series Long-Term Treasury Bond Index Fund (b)	236,875,228	1,257,807,461
Fidelity Series Real Estate Income Fund (b)	2,774,484	27,245,436
TOTAL BOND FUNDS (Cost $4,427,431,885)		3,812,919,591

Domestic Equity Funds - 49.9%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (b)	40,070,696	501,685,111
Fidelity Series Blue Chip Growth Fund (b)	71,324,026	1,415,068,669
Fidelity Series Commodity Strategy Fund (b)	651,371	56,122,107
Fidelity Series Growth Company Fund (b)	107,403,670	2,574,465,958
Fidelity Series Intrinsic Opportunities Fund (b)	39,930,147	424,457,460
Fidelity Series Large Cap Stock Fund (b)	110,231,179	2,529,805,557
Fidelity Series Large Cap Value Index Fund (b)	46,917,011	765,216,453
Fidelity Series Opportunistic Insights Fund (b)	63,698,032	1,540,855,406
Fidelity Series Small Cap Core Fund (b)	6,913,132	84,409,340
Fidelity Series Small Cap Discovery Fund (b)	21,954,441	238,864,315
Fidelity Series Small Cap Opportunities Fund (b)	39,488,150	577,711,634
Fidelity Series Stock Selector Large Cap Value Fund (b)	124,625,366	1,707,367,510
Fidelity Series Value Discovery Fund (b)	101,053,933	1,566,335,956
TOTAL DOMESTIC EQUITY FUNDS (Cost $9,300,511,079)		13,982,365,476

International Equity Funds - 36.2%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	48,104,827	754,283,688
Fidelity Series Emerging Markets Fund (b)	73,305,838	636,294,675
Fidelity Series Emerging Markets Opportunities Fund (b)	140,798,281	2,579,424,515
Fidelity Series International Growth Fund (b)	110,417,431	1,924,575,829
Fidelity Series International Small Cap Fund (b)	23,629,536	382,798,480
Fidelity Series International Value Fund (b)	162,437,017	1,936,249,241
Fidelity Series Overseas Fund (b)	143,330,834	1,926,366,415
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $8,263,304,850)		10,139,992,843

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/16/2025 (d)	4.56 to 4.58	170,000	169,720
US Treasury Bills 0% 1/2/2025 (d)	4.52 to 4.55	4,080,000	4,080,000
US Treasury Bills 0% 1/23/2025 (d)	4.55	30,090,000	30,015,493
US Treasury Bills 0% 1/30/2025 (d)	4.45 to 4.51	30,770,000	30,668,765
US Treasury Bills 0% 1/9/2025 (d)	4.58	2,230,000	2,228,175
US Treasury Bills 0% 2/6/2025 (d)	4.47 to 4.48	880,000	876,387
US Treasury Bills 0% 3/27/2025 (d)	4.28	3,680,000	3,644,024
TOTAL U.S. TREASURY OBLIGATIONS (Cost $71,664,466)			71,682,564

Money Market Funds - 0.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $30,611,595)	4.36	30,605,474	30,611,595

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $22,093,523,875)	28,037,572,069
NET OTHER ASSETS (LIABILITIES) - 0.0%	2,432,617
NET ASSETS - 100.0%	28,040,004,686

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	2,211	Mar 2025	250,672,125	(8,308,324)	(8,308,324)
ICE MSCI Emerging Markets Index Contracts (United States)	7,371	Mar 2025	395,748,990	(13,709,649)	(13,709,649)

TOTAL EQUITY CONTRACTS					(22,017,973)

Interest Rate Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	7,016	Mar 2025	762,990,000	(6,796,350)	(6,796,350)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	1,220	Mar 2025	129,691,719	(506,815)	(506,815)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	2,275	Mar 2025	258,994,531	(6,544,700)	(6,544,700)

TOTAL INTEREST RATE CONTRACTS					(13,847,865)

TOTAL PURCHASED					(35,865,838)

Sold

Equity Contracts
CME E-mini S&P 500 Index Contracts (United States)	1,776	Mar 2025	527,094,600	17,112,023	17,112,023

TOTAL FUTURES CONTRACTS					(18,753,815)
The notional amount of futures purchased as a percentage of Net Assets is 6.4%
The notional amount of futures sold as a percentage of Net Assets is 1.9%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated Fund
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $71,000,571.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	30,298,230	564,719,318	564,405,619	1,401,528	(334)	-	30,611,595	30,605,474	0.1%
Total	30,298,230	564,719,318	564,405,619	1,401,528	(334)	-	30,611,595	30,605,474

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	13,562,294	203,733,254	15,629,719	3,806,917	157,199	(1,183,094)	200,639,934	20,770,179
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	14,026,472	729,466	1,460,519	464,123	(158,732)	(224,698)	12,911,989	1,751,966
Fidelity Series All-Sector Equity Fund	502,581,335	47,575,684	79,517,922	32,881,402	10,790,671	20,255,343	501,685,111	40,070,696
Fidelity Series Blue Chip Growth Fund	1,386,969,227	266,404,428	383,430,317	130,995,336	76,579,442	68,545,889	1,415,068,669	71,324,026
Fidelity Series Canada Fund	766,011,562	64,852,296	96,203,177	22,497,865	18,939,187	683,820	754,283,688	48,104,827
Fidelity Series Commodity Strategy Fund	191,232,171	61,107,859	186,392,778	6,935,947	(111,198,925)	101,373,780	56,122,107	651,371
Fidelity Series Emerging Markets Debt Fund	146,003,052	9,895,449	15,762,111	6,085,316	(51,623)	977,501	141,062,268	17,855,983
Fidelity Series Emerging Markets Debt Local Currency Fund	46,601,981	2,669,682	5,279,093	1,939,647	(262,697)	(1,754,108)	41,975,765	4,909,446
Fidelity Series Emerging Markets Fund	728,996,659	34,708,376	125,902,965	17,798,749	5,316,040	(6,823,435)	636,294,675	73,305,838
Fidelity Series Emerging Markets Opportunities Fund	2,930,045,676	141,920,251	587,555,147	52,896,818	34,714,317	60,299,418	2,579,424,515	140,798,281
Fidelity Series Floating Rate High Income Fund	27,721,692	2,427,192	2,908,005	1,897,500	(2,641)	(151,281)	27,086,957	3,009,662
Fidelity Series Government Money Market Fund	512,115	31,126,694	31,638,809	291,905	-	-	-	-
Fidelity Series Growth Company Fund	2,586,681,005	523,019,440	705,257,700	304,017,821	133,494,855	36,528,358	2,574,465,958	107,403,670
Fidelity Series High Income Fund	149,226,841	20,446,540	19,720,649	7,679,472	99,332	2,488,860	152,540,924	17,716,716
Fidelity Series International Credit Fund	9,983,120	484,451	464,053	484,450	17,911	99,342	10,120,771	1,226,760
Fidelity Series International Developed Markets Bond Index Fund	252,569,129	410,307,346	40,735,468	15,540,505	747,770	(8,802,395)	614,086,382	70,747,279
Fidelity Series International Growth Fund	2,163,861,459	199,026,530	313,392,137	79,580,422	57,424,956	(182,344,979)	1,924,575,829	110,417,431
Fidelity Series International Small Cap Fund	427,047,943	50,958,325	67,091,020	36,725,276	11,502,804	(39,619,572)	382,798,480	23,629,536
Fidelity Series International Value Fund	2,174,332,933	166,450,745	304,655,371	87,152,544	55,705,147	(155,584,213)	1,936,249,241	162,437,017
Fidelity Series Intrinsic Opportunities Fund	487,230,846	78,318,833	94,224,446	52,278,729	6,451,365	(53,319,138)	424,457,460	39,930,147
Fidelity Series Investment Grade Bond Fund	1,098,244,693	449,732,902	210,192,236	39,632,754	(370,941)	(9,972,714)	1,327,441,704	134,356,448
Fidelity Series Large Cap Stock Fund	2,436,340,988	357,643,735	389,992,969	198,442,391	81,453,617	44,360,186	2,529,805,557	110,231,179
Fidelity Series Large Cap Value Index Fund	765,384,682	122,875,969	141,637,282	22,391,784	22,502,788	(3,909,704)	765,216,453	46,917,011
Fidelity Series Long-Term Treasury Bond Index Fund	1,524,269,777	135,196,903	326,981,629	36,585,502	(66,840,671)	(7,836,919)	1,257,807,461	236,875,228
Fidelity Series Opportunistic Insights Fund	1,542,454,054	223,604,175	351,638,185	98,295,842	68,913,055	57,522,307	1,540,855,406	63,698,032
Fidelity Series Overseas Fund	2,169,632,884	141,955,800	300,470,801	42,896,526	48,142,170	(132,893,638)	1,926,366,415	143,330,834
Fidelity Series Real Estate Income Fund	27,757,005	1,985,042	2,934,277	1,455,227	32,699	404,967	27,245,436	2,774,484
Fidelity Series Short-Term Credit Fund	819,466	1	815,307	940	18,675	(22,835)	-	-
Fidelity Series Small Cap Core Fund	68,522,316	24,881,886	10,434,111	1,058,656	980,355	458,894	84,409,340	6,913,132
Fidelity Series Small Cap Discovery Fund	212,532,303	103,680,783	45,014,553	21,913,770	2,079,455	(34,413,673)	238,864,315	21,954,441
Fidelity Series Small Cap Opportunities Fund	716,166,146	134,835,394	252,227,613	60,664,510	32,578,884	(53,641,177)	577,711,634	39,488,150
Fidelity Series Stock Selector Large Cap Value Fund	1,706,263,209	375,066,127	348,475,572	158,502,840	47,057,814	(72,544,068)	1,707,367,510	124,625,366
Fidelity Series Value Discovery Fund	1,525,579,016	371,331,047	304,351,359	61,398,714	33,398,317	(59,621,065)	1,566,335,956	101,053,933
	28,799,164,051	4,758,952,605	5,762,387,300	1,605,190,200	570,212,595	(430,664,041)	27,935,277,910	1,988,279,069

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.